Related-Party Transactions, Agreements (Details) (USD $)	9 Months Ended			9 Months Ended			0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended		3 Months Ended
	Sep. 30, 2012	Nov. 15, 2012	Dec. 31, 2011	Sep. 30, 2012 High Plains pipeline transportation services agreement option	Sep. 30, 2012 Crude oil trucking transportation services agreement option	Sep. 30, 2012 Master Terminalling Services Agreement terminals option	Apr. 02, 2012 Martinez Terminal Use and Throughput Agreement option	Sep. 30, 2012 Martinez Terminal Use and Throughput Agreement	Sep. 14, 2012 Long Beach Berth Access, Use and Throughput Agreement option	Sep. 30, 2012 Long Beach Berth Access, Use and Throughput Agreement	Sep. 30, 2012 SLC pipeline transportation services agreement option pipelines	Sep. 14, 2012 Transportation Services Agreement (LA short-haul pipelines) option pipelines	Sep. 30, 2012 Transportation Services Agreement (LA short-haul pipelines)	Sep. 30, 2012 SLC storage and transportation services agreement option	Nov. 15, 2012 Anacortes Track Use and Throughput Agreement option	Sep. 30, 2012 Anacortes Track Use and Throughput Agreement	Nov. 15, 2012 Amended Omnibus Agreement	Dec. 31, 2011 Amended Omnibus Agreement	Nov. 15, 2012 Amended Operational Services Agreement	Jul. 02, 2012 Amended Operational Services Agreement	Dec. 31, 2011 Amended Operational Services Agreement
Related Party Transaction
Length of time to apply shortfall payments (months)				3 months	3 months	3 months	3 months	3 months	3 months	3 months	3 months	3 months	3 months	3 months		3 months
Deferred revenue related to shortfall billings	$ 200,000
Term of agreement (years)				10 years	5 years	10 years	10 years		10 years		10 years	10 years		10 years	10 years
Number of assets (assets)						8					5	2
Number of contract renewals (options)				2	1	2	2		2		2	2		2	2
Term of renewal (years)				5 years	5 years	5 years	5 years		5 years		5 years	5 years		5 years	5 years
Term of modification option (years)									20 years			20 years
Omnibus agreement annual fee																	2,500,000
Initial public offering date	Apr. 26, 2011
Indemnification deductible		600,000	250,000														600,000	250,000
Operational services fee																			2,000,000		300,000
Inflation escalation																				3.00%
Receivables from affiliate related to third-party revenues	$ 700,000